INTERESTS IN JOINT ARRANGEMENTS (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 02, 2018	Jan. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 24, 2012
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital commitments			$ 10,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 17,049	$ 15,918	$ 0
Proportion of ownership interest in joint venture			50.00%
E2E SA [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital commitments	$ 6,000
Proportion of ownership interest in associate	50.00%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 2,241
Parque Elico Ovejera Sur SpA [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital commitments		$ 782
Proportion of ownership interest in associate		50.00%
Flakeboard [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of voting equity interests acquired						100.00%